Taxes - Summary of Tax Liabilities (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Tax Liabilities [Abstract]
Taxes and contributions on income payable	R$ 3,083	R$ 615
Other Taxes and Contributions payable	914	1,443
Provision for deferred income tax and social contribution (Note 24b II)	1,058	447
Other	2,836	2,779
Tax liabilities	R$ 7,891	R$ 5,284